FINANCIAL INSTRUMENTS (Details) - Schedule of Remaining Contractual Maturities of Financial Liabilities - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
FINANCIAL INSTRUMENTS (Details) - Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 39,667	$ 30,298
Lease obligation	1,343	1,741
Total financial liabilities	41,010	$ 32,039
Within a year [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	39,667
Lease obligation	677
Total financial liabilities	40,344
2-5 years [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Lease obligation	666
Total financial liabilities	$ 666